Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Investments in available-for-sale securities	$ 238	$ 0
Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	238
Total	238
Quoted Prices in Active Markets for Identical Assets (Level I) | Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	238
Total	$ 238